Pension and Postretirement Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended
	Jun. 30, 2010	Dec. 31, 2010	Jun. 30, 2009 United States Qualified and Non-qualified Pension Benefits years	Dec. 31, 2010 United States Qualified and Non-qualified Pension Benefits	Dec. 31, 2009 International Qualified and Non-qualified Pension Benefits	Dec. 31, 2010 International Qualified and Non-qualified Pension Benefits	Mar. 31, 2008 Postretirement Benefits	Dec. 31, 2010 Postretirement Benefits	Dec. 31, 2009 Postretirement Benefits	Dec. 31, 2008 Postretirement Benefits
Benefit Plan Information
Company-sponsored retirement plans, minimum number of worldwide plans		60
Company-sponsored retirement plans, number of international plans						55
Company-sponsored retirement plans, number of countries		24				23
Percentage of funding target for defined benefit pension plans, of the target liability				100.00%
Percentage of funding liability target required by 2008				92.00%
Percentage of funding liability target required to be reached by 2011				100.00%
Accumulated postretirement benefit obligation increase (decrease)							$ (148)	$ 69	$ (168)
Accrued postretirement benefit cost recorded on balance increase (decrease)							(51)
Asset value of plan assets increase (decrease) from previous fiscal year							(97)
Defined benefit plan, effect of plan amendment on net periodic benefit cost - (increase)/decrease										15
Maximum percentage of medical inflation absorbed by the company (percent expressed as a decimal)								3.00%
Brazilian subsidiary defined benefit plan curtailment gain	22
Special termination benefits - number of additional years of pension service			1
Special termination benefits - number of additional years of age for certain benefit calculations			1
Special termination benefits - number of participants			700
Special termination benefits charge			21
Settlement charge incurred on lump sum payments to 3M Sumitomo (Japan) plan participants					$ 17
Percentage of WG Trading Company holdings in relation to total fair value of the company's total plan assets high end of range (percent expressed as a decimal)		1.00%